Organization, Description of Business and Going Concern (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Description of Business and Going Concern [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and subsidiaries as of December 31, 2025 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	—	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Altitude Travel Pte. Ltd. (former name: Bear Bear Pte. Ltd.)	November 2, 2021	100%	Singapore	December 31	Dormant
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Webuy Travel Indonesia	October 23, 2023	70%	Indonesia	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2023	100%	Indonesia	December 31	Offline Retail business for “Buah Kita” brand
Altitude MICE Pte. Ltd. (former name: Webuy Advisory Pte. Ltd.)	February 2, 2024	100%	Singapore	December 31	Management consultancy services
PT Travel With Webuy	September 23, 2024	99%	Indonesia	December 31	Sale of packaged-tour
PT Webuy Prime Indonesia	October 16, 2024	99%	Indonesia	December 31	Wholesale fruit trade